Pension And Postretirement Benefits (Net Periodic Benefit Cost) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit (credit) cost	$ (4,251)	$ 155	$ 303
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1,116	1,128	1,112
Interest cost on projected benefit obligation	2,092	1,936	1,980
Expected return on assets	(3,190)	(3,134)	(3,115)
Amortization of prior service cost (credit)	(115)	(123)	(103)
Actuarial (gain) loss	(812)	844	1,478
Net periodic benefit (credit) cost	(909)	651	1,352
Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	109	138	192
Interest cost on projected benefit obligation	778	809	972
Expected return on assets	(304)	(319)	(355)
Amortization of prior service cost (credit)	(1,635)	(1,466)	(1,277)
Actuarial (gain) loss	(2,290)	342	(581)
Net periodic benefit (credit) cost	$ (3,342)	$ (496)	$ (1,049)